Note 18 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended December 31, 2017, 2018 and 2019
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative			Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
	2017	2018	2019		2017	2018	2019
Interest rate swaps	$1,999	$5,382	$(3,931)	Loss on derivative instruments, net	-	-	-
Reclassification to Interest and finance costs	11,393	74	(1,885)		-	-	-
Total	$13,392	$5,456	$(5,816)		-		-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2017	2018	2019
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(1,113)	$(436)	$(727)
Forward contracts	Loss on derivative instruments, net	197	(112)	124
Total		$(916)	$(548)	$(603)